BORROWINGS - Schedule of Supplemental Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit facilities [Line Items]
Net cash flows from financing activities	$ 6,418	$ 7,649	$ 2,596
Corporate Borrowings
Credit facilities [Line Items]
Beginning balance	3,802
Net cash flows from financing activities	(276)
Non-cash, acquisitions	0
Non-cash, disposal	0
Non-cash, transfer to liabilities held-for-sale	0
Change in basis of accounting	0
Foreign exchange	161
Non-cash, other	(1)
Ending balance	3,686	3,802
Non Recourse Borrowings
Credit facilities [Line Items]
Beginning balance	30,588
Net cash flows from financing activities	5,348
Non-cash, acquisitions	676
Non-cash, disposal	(3,905)
Non-cash, transfer to liabilities held-for-sale	(2,359)
Change in basis of accounting	(1,049)
Foreign exchange	1,523
Non-cash, other	384
Ending balance	31,206	30,588
Net cash flow from financing activities related to tax equity	558	807
Non recourse borrowings acquired in asset acquisitions	$ 545	$ 52